Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2013
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated March 7, 2014 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, as revised February 13, 2014

GMO Strategic Fixed Income Fund

Effective March 10, 2014, the Fund charges a purchase premium of 0.10% of the amount invested and a redemption fee of 0.10% of the amount redeemed. The section captioned “Shareholder fees” on page 120 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.10%	0.10%
Redemption fee (as a percentage of amount redeemed)	0.10%	0.10%

In addition, the section captioned “Example” on page 120 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$63	$174	$294	$645	$53	$162	$281	$630
Class VI	$54	$145	$244	$535	$44	$133	$232	$519

*	After reimbursement

GMO Global Developed Equity Allocation Fund

Effective March 10, 2014, the Fund charges a purchase premium of 0.08% of the amount invested and a redemption fee of 0.08% of the amount redeemed. The following disclosure is added to page 17 of the Prospectus, immediately following the section captioned “Fees and expenses”:

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.08%
Redemption fee (as a percentage of amount redeemed)	0.08%

In addition, the section captioned “Example” on page 17 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$69	$203	$349	$773	$61	$194	$339	$761

*	After reimbursement

GMO International Developed Equity Allocation Fund

Effective March 10, 2014, the Fund charges a purchase premium of 0.08% of the amount invested and a redemption fee of 0.08% of the amount redeemed. The following disclosure is added to page 32 of the Prospectus, immediately following the section captioned “Fees and expenses”:

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.08%
Redemption fee (as a percentage of amount redeemed)	0.08%

In addition, the section captioned “Example” on page 32 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$79	$225	$385	$848	$70	$216	$375	$836

*	After reimbursement

GMO Trust | GMO Strategic Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated March 7, 2014 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, as revised February 13, 2014

GMO Strategic Fixed Income Fund

Effective March 10, 2014, the Fund charges a purchase premium of 0.10% of the amount invested and a redemption fee of 0.10% of the amount redeemed. The section captioned “Shareholder fees” on page 120 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.10%	0.10%
Redemption fee (as a percentage of amount redeemed)	0.10%	0.10%

In addition, the section captioned “Example” on page 120 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$63	$174	$294	$645	$53	$162	$281	$630
Class VI	$54	$145	$244	$535	$44	$133	$232	$519

*	After reimbursement

Risk/Return [Heading]	rr_RiskReturnHeading	GMO Strategic Fixed Income Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
GMO Trust | GMO Strategic Fixed Income Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.10%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
1 Year	rr_ExpenseExampleYear01	$ 63	[1]
3 Years	rr_ExpenseExampleYear03	174
5 Years	rr_ExpenseExampleYear05	294
10 Years	rr_ExpenseExampleYear10	645
1 Year	rr_ExpenseExampleNoRedemptionYear01	53	[1]
3 Years	rr_ExpenseExampleNoRedemptionYear03	162
5 Years	rr_ExpenseExampleNoRedemptionYear05	281
10 Years	rr_ExpenseExampleNoRedemptionYear10	630
GMO Trust | GMO Strategic Fixed Income Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.10%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.10%
1 Year	rr_ExpenseExampleYear01	54	[1]
3 Years	rr_ExpenseExampleYear03	145
5 Years	rr_ExpenseExampleYear05	244
10 Years	rr_ExpenseExampleYear10	535
1 Year	rr_ExpenseExampleNoRedemptionYear01	44	[1]
3 Years	rr_ExpenseExampleNoRedemptionYear03	133
5 Years	rr_ExpenseExampleNoRedemptionYear05	232
10 Years	rr_ExpenseExampleNoRedemptionYear10	519
GMO Trust | GMO Global Developed Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated March 7, 2014 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, as revised February 13, 2014

GMO Global Developed Equity Allocation Fund

Effective March 10, 2014, the Fund charges a purchase premium of 0.08% of the amount invested and a redemption fee of 0.08% of the amount redeemed. The following disclosure is added to page 17 of the Prospectus, immediately following the section captioned “Fees and expenses”:

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.08%
Redemption fee (as a percentage of amount redeemed)	0.08%

In addition, the section captioned “Example” on page 17 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$69	$203	$349	$773	$61	$194	$339	$761

*	After reimbursement

Risk/Return [Heading]	rr_RiskReturnHeading	GMO Global Developed Equity Allocation Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
GMO Trust | GMO Global Developed Equity Allocation Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.08%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.08%
1 Year	rr_ExpenseExampleYear01	69	[1]
3 Years	rr_ExpenseExampleYear03	203
5 Years	rr_ExpenseExampleYear05	349
10 Years	rr_ExpenseExampleYear10	773
1 Year	rr_ExpenseExampleNoRedemptionYear01	61	[1]
3 Years	rr_ExpenseExampleNoRedemptionYear03	194
5 Years	rr_ExpenseExampleNoRedemptionYear05	339
10 Years	rr_ExpenseExampleNoRedemptionYear10	761
GMO Trust | GMO International Developed Equity Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock

GMO TRUST

Supplement dated March 7, 2014 to the

GMO Trust Multi-Class Prospectus dated June 30, 2013, as revised February 13, 2014

GMO International Developed Equity Allocation Fund

Effective March 10, 2014, the Fund charges a purchase premium of 0.08% of the amount invested and a redemption fee of 0.08% of the amount redeemed. The following disclosure is added to page 32 of the Prospectus, immediately following the section captioned “Fees and expenses”:

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.08%
Redemption fee (as a percentage of amount redeemed)	0.08%

In addition, the section captioned “Example” on page 32 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$79	$225	$385	$848	$70	$216	$375	$836

*	After reimbursement

Risk/Return [Heading]	rr_RiskReturnHeading	GMO International Developed Equity Allocation Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
GMO Trust | GMO International Developed Equity Allocation Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.08%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.08%
1 Year	rr_ExpenseExampleYear01	79	[1]
3 Years	rr_ExpenseExampleYear03	225
5 Years	rr_ExpenseExampleYear05	385
10 Years	rr_ExpenseExampleYear10	848
1 Year	rr_ExpenseExampleNoRedemptionYear01	70	[1]
3 Years	rr_ExpenseExampleNoRedemptionYear03	216
5 Years	rr_ExpenseExampleNoRedemptionYear05	375
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 836

[1]	After reimbursement